Note receivable (Details) - CAD ($) $ / shares in Units, $ in Thousands	Jul. 15, 2021	Nov. 18, 2020	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Total			$ 2,997	$ 304
Less current portion			(277)	(74)
Long-term			2,720	230
Term Loans receivable
Disclosure of financial assets [line items]
Total			$ 233	$ 304
Interest Rate			6.95%
Term Loans receivable | Minimum
Disclosure of financial assets [line items]
Monthly principal and interest amount			$ 6
Term Loans receivable | Maximum
Disclosure of financial assets [line items]
Monthly principal and interest amount			8
Loans receivable
Disclosure of financial assets [line items]
Total			1,242
Loans receivable | Meta Growth Corp.
Disclosure of financial assets [line items]
Interest Rate		3.00%
Acquired loan receivable		$ 1,064
Loan and receivables term		5 years
Promissory note receivable
Disclosure of financial assets [line items]
Total			$ 1,522
Promissory note receivable | Kushbar Assets Disposed
Disclosure of financial assets [line items]
Interest Rate	6.00%
Acquired loan receivable	$ 1,800
Loan and receivables term	2 years
Share price	$ 0.16
Fair value of notes receivable	$ 1,522
Discount rate on notes receivable	15.00%